SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

16. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including Clean Food platform, restaurant, and others.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 2023, 2022 and 2021 respectively:

	For the year ended December 31, 2023
	Clean Food Platform	Technical Service	Total
Revenues	$2,513,483	$8,463,946	$10,977,429
Cost of goods sold	750,383	7,643,981	8,394,364
Gross profit	1,763,100	819,965	2,583,065
Depreciation and amortization	183,097	-	183,097
Capital expenditures	5,539	-	-
(Loss) from operations	(2,106,150)	589,364	(1,516,786)
Provision for income taxes	927	206,313	207,240
Segment loss	(9,775,749)	(6,536,956)	(16,312,705)
Segment assets	$17,657,856	$2,926,423	$20,584,279

	For the year ended December 31, 2022
	Clean Food Platform	Technical Service	Total
Revenues	$2,144,217	$8,834,354	$10,978,571
Cost of goods sold	1,905,036	7,898,847	9,803,883
Gross profit	239,181	935,507	1,174,688
Depreciation and amortization	87,973	-	87,973
Capital expenditures	19,437	6,479	25,916
Loss from operations	(3,543,160)	(196,210)	(3,739,370)
Provision for income taxes	8,917	202,227	211,144
Segment loss	(4,576,496)	(6,643,355)	(11,219,851)
Segment assets	$36,397,974	$1,597,667	$37,995,641

	For the year ended December 31, 2021
	Clean Food Platform	Restaurant	Others	Total
Revenues	$12,145,531	$100,945	$11,975	$12,258,451
Cost of goods sold	9,343,635	74,949	22	9,418,606
Gross profit	2,801,896	25,996	11,953	2,839,845
Depreciation and amortization	237,366	124,215	26,738	388,319
Capital expenditures	49,772	2,912	28,513	81,197
Loss from operations	(693,466)	(259,274)	(148,957)	(1,101,697)
Provision for income taxes	-	-	-	-
Segment loss	(712,163)	(256,503)	(148,920)	(1,117,586)
Segment assets	$1,891,075	$123,940	$26,275,025	$28,290,040

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS